Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation, Amortization and Impairment

Depreciation, amortization and impairment

Depreciation and amortization, including impairment charges, are as follows:

	2017	2016	2015
Depreciation of property, plant and equipment	611	609	262
Amortization of internal use software	21	24	26
Amortization of other identified intangible assets (*)	1,541	1,572	229

	2,173	2,205	517

(*)	For the period ending December 31, 2017, the amount includes IPR&D impairment charges of $23 million, of which $16 million related to assets acquired from Freescale. For the period ending December 31, 2016, the amount included impairment charges relative to IPR&D acquired as part of the acquisition of Freescale of $89 million.

Other Income (Expense)	Other income (expense)

	2017	2016	2015
Result on disposal of businesses	1,572	8	1,257
Result on disposal of properties	1	1	6
Other income (expense)	2	—	—

	1,575	9	1,263

Financial Income (Expense)

Financial income (expense)

	2017	2016	2015
Interest income	27	11	6
Interest expense	(310)	(408)	(227)

Total interest expense, net	(283)	(397)	(221)
Net gain (loss) on extinguishment of debt	(41)	(32)	—
Foreign exchange rate results	(30)	(15)	(193)
Change in fair value of the warrant liability	—	—	(31)
Miscellaneous financing costs/income, net	(12)	(9)	(84)

Total other financial income (expense)	(83)	(56)	(308)

Total	(366)	(453)	(529)

Results Relating to Equity-Accounted Investees	Results related to equity-accounted investees at the end of each period were as follows:

	2017	2016	2015
Company’s share in income (loss)	17	11	8
Other results	36	—	1

	53	11	9

Summary of Carrying Value of Investments in Equity-Accounted Investees

The total carrying value of investments in equity-accounted investees is summarized as follows:

	2017		2016
	Shareholding %	Amount	Shareholding %	Amount
ASMC	—	—	27	21
ASEN	40	66	40	56
WeEn	49	65	49	62
Others		15		15

		146		154